CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 58.5%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 2.5%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)		$3,261,000	$3,268,744

Finance and Insurance - 3.6%
American Express Co., 2.50%, 07/30/2024		1,032,000	1,032,000
BAT Capital Corp., 3.22%, 08/15/2024		651,000	648,584
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026		2,142,000	2,127,021
Novedo Holding AB, 10.27% (3 Month Stockholm Interbank Offered Rates + 6.50%), 11/26/2024	SEK	7,500,000	698,769
			4,506,374

Information – 12.0%
Cadence Design Systems, Inc., 4.38%, 10/15/2024		637,000	634,052
Calligo UK Ltd., 10.72% (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	414,077	272,725
Cox Communications, Inc., 3.15%, 08/15/2024 (a)		1,090,000	1,085,874
Discovery Communications LLC, 3.90%, 11/15/2024		2,065,000	2,049,187
Fiserv, Inc., 2.75%, 07/01/2024		1,580,000	1,580,000
Lithium Midco II Ltd., 10.47% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	1,417,000	1,517,537
OpNet S.p.A.
10.89% (3 mo. EURIBOR + 7.00%), 02/09/2026 (a)	EUR	2,108,000	2,259,246
10.91% (3 mo. EURIBOR + 7.00%), 02/09/2026	EUR	1,000,000	1,068,273
PayPal Holdings, Inc., 1.65%, 06/01/2025		482,000	465,233
TD SYNNEX Corp., 1.25%, 08/09/2024		3,793,000	3,772,881
Warnermedia Holdings, Inc., 3.79%, 03/15/2025		545,000	537,162
			15,242,170

Management of Companies and Enterprises - 1.0%
Genpact Luxembourg Sarl, 3.38%, 12/01/2024		1,327,000	1,310,423

Manufacturing - 21.7%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		2,016,000	1,703,520
Dell International LLC / EMC Corp., 4.00%, 07/15/2024		4,976,000	4,972,611
Elkem ASA, 6.26% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	25,000,000	2,369,455
Mangrove Luxco III Sarl, 7.78% (9.00% PIK), 10/09/2025	EUR	3,738,713	3,996,719
Microchip Technology, Inc., 0.98%, 09/01/2024		4,005,000	3,971,330
Mondelez International Holdings Netherlands BV, 0.75%, 09/24/2024 (a)		200,000	197,678
Qorvo, Inc., 1.75%, 12/15/2024		1,700,000	1,666,890
Revvity, Inc., 0.85%, 09/15/2024		1,106,000	1,093,760
SC Johnson & Son, Inc., 3.35%, 09/30/2024 (a)		3,120,000	3,099,415
Sonoco Products Co., 1.80%, 02/01/2025		1,452,000	1,417,486
Tapestry, Inc., 7.05%, 11/27/2025		2,000,000	2,034,023
Tyson Foods, Inc., 3.95%, 08/15/2024		1,000,000	997,456
			27,520,343

Mining, Quarrying, and Oil and Gas Extraction - 1.8%
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (a)		1,604,000	1,601,274
Mime Petroleum AS, 9.75%, 09/17/2026		730,553	706,810
			2,308,084

Professional, Scientific, and Technical Services - 4.2%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		827,000	829,450
Infor, Inc., 1.75%, 07/15/2025 (a)		1,165,000	1,117,368
VMware LLC, 1.00%, 08/15/2024		3,395,000	3,374,432
			5,321,250

Real Estate and Rental and Leasing - 2.4%
Crown Castle, Inc., 3.20%, 09/01/2024		2,500,000	2,487,565
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)		562,499	556,706
			3,044,271

Retail Trade - 1.8%
CVS Health Corp., 2.63%, 08/15/2024		2,320,000	2,310,766

Utilities - 4.7%
NextEra Energy Capital Holdings, Inc., 4.26%, 09/01/2024		3,315,000	3,304,586
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (a)		2,615,000	2,612,148
			5,916,734

Wholesale Trade - 2.8%
Arrow Electronics, Inc., 3.25%, 09/08/2024		3,625,000	3,604,411
TOTAL CORPORATE BONDS (Cost $74,918,075)			74,353,570

MORTGAGE-BACKED SECURITIES - 8.7%		Par	Value
Finance and Insurance - 8.7%
BX Trust
Series 2021-SOAR, Class B, 6.31% (1 mo. Term SOFR + 0.98%), 06/15/2038 (a)		1,152,033	1,137,804
Series 2021-VINO, Class A, 6.10% (1 mo. Term SOFR + 0.77%), 05/15/2038 (a)		500,340	494,487
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		2,424,000	2,376,696
Series 2024-KING, Class A, 6.87% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		2,216,000	2,220,918
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 7.08% (1 mo. Term SOFR + 1.75%), 12/15/2037 (a)		930,000	929,141
Series 2019-LIFE, Class D, 7.38% (1 mo. Term SOFR + 2.05%), 12/15/2037 (a)		250,000	250,249
Cold Storage Trust, Series 2020-ICE5, Class D, 7.54% (1 mo. Term SOFR + 2.21%), 11/15/2037 (a)		1,058,681	1,055,550
Life Mortgage Trust US, Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038 (a)		442,337	434,664
Merit 2020, Series 2022-MHIL, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 01/15/2027 (a)		2,227,984	2,199,159
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,022,737)			11,098,668

BANK LOANS - 7.7%		Par	Value
Arts, Entertainment, and Recreation - 2.6%
NAI Entertainment Holdings LLC, 10.96% (1 mo. Term SOFR + 5.00%), 05/08/2025		3,268,432	3,269,249

Information - 1.4%
Clear Channel International First Lien, 7.50%, 08/15/2027		1,783,000	1,742,883

Manufacturing - 1.5%
Forum Energy Technologies, Inc., 11.00%, 12/08/2026 (b)		1,980,000	1,900,800

Real Estate and Rental and Leasing - 2.2%
Micromont, 8.00%, 11/15/2026 (b)		2,800,000	2,800,000
TOTAL BANK LOANS (Cost $9,691,416)			9,712,932

ASSET-BACKED SECURITIES - 7.0%		Par	Value
Finance and Insurance - 4.8%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		1,105,000	1,107,481
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		2,763,960	2,420,275
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036 (a)		1,628,278	1,294,760
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/2029 (a)		74,925	74,635
RAM 2024-1 LLC, Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		1,158,300	1,154,608
			6,051,759

Transportation and Warehousing - 1.1%
LAD Auto Receivables Trust
Series 2023-1A, Class A2, 5.68%, 10/15/2026 (a)		243,056	243,025
Series 2023-3A, Class A2, 6.09%, 06/15/2026 (a)		1,167,838	1,169,781
			1,412,806

Wholesale Trade - 1.1%
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)		1,465,992	1,453,594
TOTAL ASSET-BACKED SECURITIES (Cost $9,120,600)			8,918,159

CONVERTIBLE BONDS - 6.4%		Par	Value
Information - 1.8%
Leafly Holdings, Inc., 8.00%, 01/31/2025 (b)		1,089,000	925,650
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051 (a)		1,500,000	1,407,474
			2,333,124

Manufacturing - 2.1%
Forum Energy Technologies, Inc., 9.00% (includes 9.00% PIK), 08/04/2025		2,637,966	2,636,647

Professional, Scientific, and Technical Services - 2.5%
BlackLine, Inc., 0.13%, 08/01/2024		3,153,000	3,143,541
TOTAL CONVERTIBLE BONDS (Cost $8,271,477)			8,113,312

WARRANTS - 0.0%(c)		Contracts	Value
Information - 0.0%(c)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (d)		5,553	86
TOTAL WARRANTS (Cost $0)			86

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.0%(c)		Shares	Value
Berenson Acquisition Corp. Founder Shares (b)(d)		1,827	0
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $7)			0

SHORT-TERM INVESTMENTS - 10.2%
Commercial Paper - 8.8%		Par
Consumer Staples — 3.0%
Conagra Brands, Inc., 5.60%, 07/02/2024 (e)		1,349,000	1,348,153
Dollarama, Inc., 5.71%, 07/11/2024 (e)		2,534,000	2,528,902
			3,877,055

Energy — 1.2%
Targa Resources Corp., 6.11%, 07/23/2024 (e)		1,502,000	1,495,815

Manufacturing — 2.9%
VF Corp., 6.57%, 07/24/2024 (e)		1,025,000	1,020,972
Whirlpool Corp., 5.76%, 07/12/2024 (e)		2,713,000	2,706,788
			3,727,760

Materials — 1.7%
FMC Corp., 6.16%, 07/19/2024 (e)		2,112,000	2,104,488
Total Commercial Paper (Cost $11,209,895)			11,205,118

Money Market Funds - 1.4%		Shares
First American Treasury Obligations Fund - Class X, 5.20% (f)		1,776,443	1,776,443
Total Money Market Funds (Cost $1,776,443)			1,776,443
TOTAL SHORT-TERM INVESTMENTS (Cost $12,986,338)			12,981,561

TOTAL INVESTMENTS - 98.5% (Cost $126,010,650)			125,178,288
Other Assets in Excess of Liabilities - 1.5%			1,842,088
TOTAL NET ASSETS - 100.0%			$127,020,376

Percentages are stated as a percent of net assets.

Par amount is in U.S.Dollar unless otherwise indicated.

ASA - Advanced Subscription Agreement
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $38,052,204 or 30.0% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,626,450 or 4.4% of net assets as of June 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	The rate shown is the effective yield as of June 30, 2024.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/15/2024	USD	9,280,196	EUR	8,570,000	U.S. Bancorp Investments, Inc.	$94,666
07/15/2024	USD	2,413,731	NOK	25,370,000	U.S. Bancorp Investments, Inc.	36,516
07/15/2024	USD	712,458	SEK	7,350,000	U.S. Bancorp Investments, Inc.	18,404
Total Unrealized Appreciation (Depreciation)						$149,586

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2024:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$74,353,570	$-	$74,353,570
Mortgage-Backed Securities	-	11,098,668	-	11,098,668
Bank Loans	-	5,012,132	4,700,800	9,712,932
Asset-Backed Securities	-	8,918,159	-	8,918,159
Convertible Bonds	-	7,187,662	925,650	8,113,312
Warrants	86	-	-	86
Special Purpose Acquisition Companies	-	-	-	-
Short-Term Investments	1,776,443	11,205,118	-	12,981,561
Total Assets	$1,776,529	$117,775,309	$5,626,450	$125,178,288

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$149,586	$-	$149,586
Total Other Financial Instruments	$-	$149,586	$-	$149,586

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
	Bank Loans	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2023	$-	$925,650	$-
Purchases	4,737,925	-	-
Sales	-	-	-
Accretion/Amorization	2,793	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	(39,918)	-	-
Transfer in/(out) of Level 3	-	-	-
Ending Balance - June 30, 2024	$4,700,800	$925,650	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value June 30, 2024	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans	$1,900,800	Vendor Pricing	Broker Quotes	$96 - 97.875
Bank Loans	$2,800,000	Vendor Pricing	Broker Quotes	$100
Convertible Bonds	$925,650	Liquidation analysis	Yield to maturity	21.60%
Special Purpose Acquisition Companies*	$-	Market comparable	Market price of similar asset	$0

* Table presents information for one security, which has been valued at $0.00 throughout the period.